ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2024
Disclosure Of Accounts Payable [abstract]
ACCOUNTS PAYABLE	ACCOUNTS PAYABLE

	2024	2023
Suppliers	72,161,439	91,078,280
Related parties (Note 19)	3,384,888	6,645,713
Accounts payable for investments in property, plant and equipment	1,623,921	758,236
Provisions for expenses	16,420,554	26,198,864
Total	93,590,802	124,681,093